Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities
Net income (loss)	$ 3,602,365	$ 1,447,650	$ (205,154)
Adjustments to reconcile net income to cash provided by (used in) operating activities:
Depreciation and amortization	161,267	2,568	1,948
Amortization of right-of-use operating lease assets	56,690	7,274
Changes in operating assets and liabilities:
Accounts receivable	(864,099)	(1,100,053)	(277,543)
Prepaid expenses and other current assets	(4,754,970)	(39,190)	(1,387)
Deferred revenue	(778,701)	688,979	120,961
Taxes payable	661,359	870,528	17,195
Operating lease liabilities	(56,690)	(7,274)
Accrued expenses and other current liabilities	740,415	13,413	1,632
Net cash (used in) provided by used in operating activities	(1,232,364)	1,883,895	(342,348)
Cash flows from investing activities
Purchase of fixed assets	(6,669)	(5,203)	(8,198)
Purchase of intangible assets	(1,129,260)
Cash advances to a related party		(387,945)
Collection of cash advances from a related party		387,945
Net cash used in investing activities	(1,135,929)	(5,203)	(8,198)
Cash flows from financing activities
Capital contribution by shareholders		200,000
Proceeds from issuance of common stock in the IPO, net of offering cost	18,769,326
Proceeds from (repayment to) related party borrowings	(729,521)	(125,875)	707,064
Net cash provided by financing activities	18,039,805	74,125	707,064
Effect of exchange rate changes on cash	(187,894)	(28,792)	5,102
Net increase in cash	15,483,619	1,924,025	361,620
Cash, beginning of year	2,295,277	371,252	9,632
Cash, end of year	17,778,895	2,295,277	371,252
Supplemental disclosure of cash flow information
Cash paid for income taxes	934,910	15,747
Cash paid for interest
Supplemental disclosure of non-cash investing and financing activities
Right-of-use assets obtained in exchange for operating lease liabilities	$ 52,934	$ 317,170